Teucrium Agricultural Strategy No K-1 ETF
Consolidated Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
SHORT-TERM INVESTMENTS - 95.0%
Deposit Accounts - 95.0%
U.S. Bank Deposit Account, 5.27% (a)	7,972,153	$7,972,153
TOTAL SHORT-TERM INVESTMENTS (Cost $7,972,153)		7,972,153

Total Investments (Cost $7,972,153) - 95.0%		7,972,153
Other assets and liabilities, net - 5.0%		420,472
TOTAL NET ASSETS - 100.0%		$8,392,625

Percentages are stated as a percent of net assets.
(a) The rate shown is the seven day yield as of July 31, 2023.

Teucrium Agricultural Strategy No K-1 ETF
Consolidated Schedule of Open Futures Contracts
July 31, 2023 (Unaudited)
Description	Number of Contracts Purchased	Settlement Month	Notional Value	Value and Unrealized Appreciation (Depreciation)
Long Contracts
Corn Futures (a)	82	December 2023	$2,103,300	$(125,139)
Soybean Futures (a)	31	November 2023	2,064,213	64,058
Sugar No. 11 Futures (a)	85	July 2024	2,110,584	(16,885)
Wheat Futures (a)	58	July 2024	2,109,025	200,042
				$122,076
(a) All or a portion of this security is held by TILL Cayman.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 Includes quoted prices in active markets for identical securities. Level 2 Includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 Includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of July 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Deposit Accounts	$7,972,153	$-	$-	$7,972,153
Total Investments - Assets	$7,972,153	$-	$-	$7,972,153

Other Financial Instruments*
Open Futures Contracts	$122,076	$-	$-	$122,076

* Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as open futures contracts. Open futures contracts are reflected as the unrealized appreciation (depreciation) on the instrument.